Restructuring - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Feb. 29, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jan. 29, 2016 Installments
Restructuring Cost and Reserve [Line Items]
Restructuring costs	$ 2,700,000
Number of installments | Installments				2
Severance expense
Restructuring Cost and Reserve [Line Items]
Restructuring costs	1,200,000
Payments		$ 300,000
Restructuring reserve		$ 0	$ 300,000
Retention bonuses
Restructuring Cost and Reserve [Line Items]
Restructuring costs	$ 1,500,000